SCHEDULE OF SALARIES AND EMPLOYEE BENEFITS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Salaries and employee benefits	$ 16,176	$ 15,347
Mr NG Hon Kin [Member]
Related Party Transaction [Line Items]
Salaries and employee benefits	$ 16,176	$ 15,347